EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF WARRANTS OUTSTANDING

A summary of the warrants outstanding for the year ended December 31, 2025 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	400,000	$1.30
Granted during the period	-	$-
Exercised during the period	-	$-
Expired during the period	(400,000)	$1.30
Outstanding at December 31, 2023	-	$-
Granted during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2024 and 2025	-	$-

SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the year ended December 31, 2025 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	0.38	$2,277,150
Granted during the period	0.06	$3,422,200
Exercised during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2023	0.44	$2,431,400
Granted during the period	0.40	$1,154,100
Cancelled during the period	(0.84)	$1,823,000
Outstanding at December 31, 2024 and 2025	-	$-
Exercisable at December 31, 2024 and 2025	-	$-

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

January 16, 2024
Weighted average fair value of options granted	$0.57
Risk-free interest rate	3.4%
Estimated life (in years)	5
Expected volatility	108.75%
Expected dividend yield	0%